UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23511

Name of Fund:	BlackRock ETF Trust II
BlackRock High Yield Muni Income Bond ETF
BlackRock Intermediate Muni Income Bond ETF

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2022

Date of reporting period: 01/31/2022

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock ETF Trust II

•  BlackRock High Yield Muni Income Bond ETF | HYMU | Cboe BZX

•  BlackRock Intermediate Muni Income Bond ETF | INMU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	BlackRock High Yield Muni Income Bond ETF

Investment Objective

The BlackRock High Yield Muni Income Bond ETF (the “Fund”) primarily seeks to maximize tax free current income and secondarily seeks to maximize capital appreciation with a portfolio composed principally of high yield and other income generating U.S. municipal bonds.

Performance

		Cumulative Total Returns
	6 Months	Since Inception

Fund NAV	(3.99)%	3.45%
Fund Market	(4.19)	3.85
Bloomberg Municipal High Yield Bond Index(a)	(2.46)	2.71
Bloomberg Custom Blend Benchmark(b)	(2.61)	2.15

The inception date of the Fund was 3/16/21. The first day of secondary market trading was 3/18/21.

(a)

The Bloomberg Municipal High Yield Bond Index is designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies. Effective October 1, 2021, the Fund’s benchmarks are the Bloomberg Municipal High Yield Bond Index and a Bloomberg Custom Blend Benchmark. The Bloomberg Municipal High Yield Bond Index is designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.

(b)	The Bloomberg Custom Blend Benchmark comprised of 80% Bloomberg Municipal High Yield Index, 10% Bloomberg BBB Index and 10% Bloomberg Single A Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 960.10	$ 1.73		$ 1,000.00	$ 1,023.40	$ 1.79		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Management Commentary

The bond market faced significant headwinds during the reporting period, reflecting the Fed’s shift toward tighter monetary policy. Simultaneously, municipal issuers continued to demonstrate fundamental strength thanks to substantial federal aid and the U.S. economy’s recovery from the COVID-related downturn of 2020. Yield spreads for high yield municipal bonds nonetheless widened, particularly in January 2022. The Fund returned (3.99)% for the six-month period that ended January 31, 2022, underperforming both the (2.61)% return of its benchmark, the Bloomberg Custom Blend Benchmark and the (2.46)% return of the Bloomberg Municipal High Yield Bond Index.

The Fund’s long duration positioning (above-average interest rate sensitivity) detracted from performance at a time of rising bond yields. Yield curve positioning also detracted. The Fund was overweight in securities with maturities of 25 years and longer, which underperformed the broader market. Overweights in BBB rated and nonrated securities were a drag on results, as well.

Allocations to the education and land-backed development districts sectors contributed positively. In the education sector, charter schools had the largest positive impact on performance. On the other hand, positions in housing and tax-backed state issues detracted.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022 (continued)	BlackRock High Yield Muni Income Bond ETF

Portfolio Information

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

State of Illinois GO, Series A, 4.00%, 03/01/41	3.7%
Pueblo Urban Renewal Authority TA, 4.75%, 12/01/45	2.9
New York Transportation Development Corp. RB, 5.00%, 12/01/34	2.7
Memphis-Shelby County Airport Authority RB, Series A, 5.00%, 07/01/49	2.7
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55	2.7

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments(a)

AAA	1.1%
AA+	2.5
AA	0.2
BBB+	5.2
BBB	6.3
BB+	5.2
BB	2.0
B+	1.2
B-	0.8
Not Rated	75.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	BlackRock Intermediate Muni Income Bond ETF

Investment Objective

The BlackRock Intermediate Muni Income Bond ETF (the “Fund”) seeks to maximize tax free current income.

Performance

		Cumulative Total Returns
	6 Months	Since Inception

Fund NAV	(2.47)%	0.67%
Fund Market	(2.39)	1.07
Bloomberg Municipal 3-10 Year Index(a)(b)	(3.06)	(1.86)
Bloomberg Custom Blend Benchmark(a)(b)	(2.69)	(1.01)
Bloomberg 1-15 Year Municipal Bond Index(c)	(2.81)	(1.50)

The inception date of the Fund was 3/16/21. The first day of secondary market trading was 3/18/21.

(a)	The Bloomberg Municipal 3-10 Year Index measures the performance of municipal bonds with maturities between 3 and 10 years.
(b)

Effective October 1, 2021, the Fund changed its benchmarks against which it measures its performance from the Bloomberg 1-15 Year Municipal Bond Index to the Bloomberg Municipal 3-10 Year Index and a Bloomberg Custom Blend Benchmark comprised of 90% Bloomberg 1-15 Year Municipal Bond Index and 10% Bloomberg Municipal High Yield 1-15 Year Index.

(c)	The Bloomberg 1-15 Year Municipal Bond Index measures the performance of municipal bonds with maturities between 1 and 15 years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 975.30	$ 1.49		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Management Commentary

The bond market faced significant headwinds during the reporting period, reflecting the Fed’s shift toward tighter monetary policy. At the same time, municipal issuers continued to demonstrate fundamental strength thanks to substantial federal aid and the U.S. economy’s recovery from the COVID-related downturn of 2020. Yield spreads increased only modestly in the period as a result, with the bulk of the widening occurring in January 2022.

The Fund returned (2.47)% for the six-month period ended January 31, 2022, outperforming the (2.81)% return of its former benchmark, the Bloomberg Municipal Bond 1-15 Municipal Bond Index, the (3.06)% return of its new benchmark, the Bloomberg Municipal 3-10 Year Index, and the (2.69)% return of its new custom benchmark, the Bloomberg Custom Blend Benchmark, comprised of 90% Bloomberg 1-15 Year Municipal Bond Index and 10% Bloomberg Municipal High Yield 1-15 Year Index.

The Fund also benefited from its underweight to duration. (Duration is a measure of interest rate sensitivity.) The investment adviser generally avoided short-term debt, where pricing was extremely unattractive. The Fund’s resulting barbell structure included a meaningful allocation to floating rate notes and variable rate demand notes, both of which have limited interest-rate sensitivity and pay higher coupons as rates rise. Positions in the education, corporate and land-backed sectors also contributed. Holdings in non-rated bonds and those rated BB added value, as well. An overweight in lower-rated investment-grade securities detracted, as did security selection in the category.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022 (continued)	BlackRock Intermediate Muni Income Bond ETF

Portfolio Information

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

New Jersey Economic Development Authority RB, Series MMM, 5.00%, 06/15/34	2.4%
City of Philadelphia PA Airport Revenue RB, 5.00%, 07/01/31	2.3
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/27	2.3
North Carolina State Education Assistance Authority RB, 5.00%, 06/01/29	2.2
City of Minneapolis MN RB, Series B, 0.06%, 12/01/27	2.0

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments(a)

AAA	1.4%
AA+	3.4
AA	12.6
AA-	1.9
A+	2.3
A	15.5
A-	6.4
BBB+	6.9
BBB	5.2
BBB-	4.3
BB+	2.9
BB-	0.5
Not Rated	36.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at blackrock.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Midcity Improvement District Alabama Special Assesment, 3.88%, 11/01/27	$120	$119,880
Tuscaloosa County Industrial Development Authority RB, Series A, 4.50%, 05/01/32 (Call 05/01/29)(a)	186	193,232

		313,112

Arizona — 0.4%
Tempe Industrial Development Authority RB, 4.00%, 12/01/56 (Call 12/01/29)	100	106,377

Arkansas — 1.1%
Arkansas Development Finance Authority RB, 4.50%, 09/01/49 (Call 09/01/26)(a)	250	269,302

California — 13.3%
California Community Housing Agency RB, Series A-2, 4.00%, 08/01/47 (Call 08/01/31)(a)	250	233,974
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55 (Call 02/16/22)(b)	2,955	246,630
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35	494	539,775
California Public Finance Authority RB, Series B-3, 2.13%, 11/15/27 (Call 05/15/23)(a)	250	249,247
California School Finance Authority RB, Series A, 5.00%, 06/01/61 (Call 06/01/29)(a)	500	535,602
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(a)	250	253,412
CMFA Special Finance Agency VIII RB, 3.00%, 08/01/56 (Call 08/01/31)(a)	350	286,351
CSCDA Community Improvement Authority RB 4.00%, 07/01/58 (Call 07/01/32)(a)	100	83,482
Series A-2, 4.00%, 10/01/56 (Call 10/01/31)(a)	250	252,681
Golden State Tobacco Securitization Corp. RB
3.25%, 06/01/34 (Call 06/01/25) (AGM-CR SAP)	50	53,362
Series A-1, 5.00%, 06/01/28 (Call 06/01/27)	500	592,842

		3,327,358

Colorado — 7.6%
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	529,169
Colorado Health Facilities Authority RB, 5.00%, 05/15/58 (Call 05/15/28)	100	101,785
Loretto Heights Community Authority RB, 4.88%, 12/01/51 (Call 06/01/26)	500	491,131
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45 (Call 12/01/30)(a)	600	657,373
Series B, 0.00%, 12/01/25(a)(b)	150	127,142

		1,906,600

District of Columbia — 2.4%
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55 (Call 03/03/22)(b)	6,800	598,080

Florida — 17.3%
Brevard County Health Facilities Authority RB 4.00%, 11/15/22(a)	205	207,553
4.00%, 11/15/32 (Call 11/15/28)(a)	150	163,119
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	3,965	370,188
3.25%, 06/01/31(a)	230	231,133
4.88%, 06/15/56 (Call 06/15/26)(a)	100	100,934
Series A-1, 5.00%, 07/01/56 (Call 07/01/31)(a)	250	282,544

Security	Par (000)	Value

Florida (continued)
CFM Community Development District Special Assesment, 2.40%, 05/01/26	$250	$247,807
Escambia County Health Facilities Authority RB, 4.00%, 08/15/45 (Call 02/15/30)	500	539,954
Florida Development Finance Corp. RB
5.00%, 05/01/29 (Call 05/01/22)(a)	500	527,888
5.00%, 06/01/51 (Call 06/01/28)	100	112,188
5.00%, 06/15/56 (Call 06/15/29)(a)	100	104,773
Series A, 5.13%, 06/15/55 (Call 06/15/28)(a)	500	503,860
Lakes of Sarasota Community Development District Special Assesment
Series A-1, 4.10%, 05/01/51 (Call 05/01/31)	265	265,519
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	222,185
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	205	208,211
V-Dana Community Development District Special Assesment, 4.00%, 05/01/52 (Call 05/01/31)	250	255,749

		4,343,605

Georgia — 0.4%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51 (Call 07/01/27)(a)	100	100,525

Illinois — 5.8%
Illinois Finance Authority RB, 5.00%, 05/15/51 (Call 05/15/28)	500	558,765
Metropolitan Pier & Exposition Authority RB, 4.00%, 12/15/47 (Call 12/15/31)	75	80,280
State of Illinois GO, Series A, 4.00%, 03/01/41 (Call 03/01/31)	750	826,411

		1,465,456

Maine — 0.4%
Finance Authority of Maine RB, 8.00%, 12/01/51 (Call 12/01/36)(a)	100	97,989

Massachusetts — 1.1%
Massachusetts Development Finance Agency RB, 4.00%, 07/01/45 (Call 07/01/31)	250	269,514

Michigan — 2.6%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	219,392
City of Detroit MI GOL, Series B-1, 4.00%, 04/01/44 (Call 03/03/22)(c)	350	323,079
Michigan Strategic Fund RB, 4.00%, 10/01/61(c)	100	109,694

		652,165

Minnesota — 1.1%
City of Forest Lake MN RB, 5.00%, 07/01/56 (Call 07/01/31)	260	276,886

Missouri — 1.0%
Plaza at Noah’s Ark Community Improvement District RB, 3.00%, 05/01/30 (Call 05/01/29)	250	249,025

New Jersey — 1.1%
New Jersey Higher Education Student Assistance Authority RB, Series C, 3.25%, 12/01/51 (Call 12/01/29)	300	287,894

New York — 6.9%
New York State Dormitory Authority RB, Series A, 4.00%, 03/15/47 (Call 03/15/31)	500	559,945
New York Transportation Development Corp. RB 4.00%, 04/30/53 (Call 10/31/31)	500	548,807
5.00%, 12/01/34 (Call 12/01/30)	500	612,379

		1,721,131

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55 (Call 06/01/30)	$150	$164,306
Cleveland-Cuyahoga County Port Authority TA, 4.50%, 12/01/55 (Call 12/01/29)(a)	100	103,188
Port of Greater Cincinnati Development Authority RB 3.75%, 12/01/31 (Call 12/01/28)(a)	240	237,600
4.25%, 12/01/50 (Call 12/01/28)(a)	260	256,100

		761,194

Oklahoma — 1.5%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51 (Call 03/01/31)(a)	250	290,339
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41 (Call 12/01/31)(a)	100	94,678

		385,017

Pennsylvania — 1.7%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	390	422,130

Puerto Rico — 4.7%
Children’s Trust Fund RB, Series A, 0.00%, 05/15/57 (Call 03/03/22)(b)	1,485	95,227
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, Series A, 5.00%, 07/01/47 (Call 07/01/30)(a)	250	289,371
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
Series A1, 0.00%, 07/01/51 (Call 07/01/28)(b)	1,000	233,283
Series A-2, 4.78%, 07/01/58 (Call 07/01/28)	500	549,020

		1,166,901

South Carolina — 0.9%
City of Hardeeville SC Special Assesment, 4.00%, 05/01/52 (Call 05/01/29)(a)	250	236,282

Tennessee — 3.7%
Memphis-Shelby County Airport Authority RB, Series A, 5.00%, 07/01/49 (Call 07/01/31)	500	601,235
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.25%, 10/01/58 (Call 10/01/29)	250	285,751
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assesment, 0.00%, 06/01/43(a)(b)	100	38,361

		925,347

Texas — 2.7%
Angelina & Neches River Authority RB, Series A, 7.50%, 12/01/45 (Call 06/01/28)(a)	100	96,071
Arlington Higher Education Finance Corp. RB, 5.00%, 06/15/51 (Call 06/15/26)	250	258,275
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(a)	250	243,238
Port Beaumont Navigation District RB, 2.75%, 01/01/36 (Call 07/01/23)(a)	100	91,500

		689,084

Security	Par/ Shares (000)	Value

Utah — 1.4%
Utah Charter School Finance Authority RB, Series A, 5.00%, 02/15/36 (Call 02/15/26)(a)	$315	$339,252

Vermont — 0.4%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44 (Call 12/01/30)(a)	100	97,280

Virginia — 0.7%
Tobacco Settlement Financing Corp./VA RB, Series B1, 5.00%, 06/01/47 (Call 02/16/22)	175	176,287

Washington — 2.1%
Washington State Convention Center Public Facilities District RB 3.00%, 07/01/58 (Call 07/01/31)	275	253,052
4.00%, 07/01/31	250	279,715

		532,767

Wisconsin — 2.3%
Public Finance Authority RB 5.00%, 06/15/56 (Call 06/15/29)(a)	25	24,390
5.25%, 12/01/51 (Call 12/01/31)(a)	65	56,622
Series A, 5.00%, 06/15/55 (Call 06/15/28)(a)	500	501,174

		582,186

Total Municipal Debt Obligations — 88.8% (Cost: $22,399,206)		22,298,746

Short-Term Investments

Money Market Funds — 11.3%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	2,826	2,825,787

Total Short-Term Investments — 11.3% (Cost: $2,825,951)		2,825,787

Total Investments in Securities — 100.1% (Cost: $25,225,157)		25,124,533

Other Assets, Less Liabilities — (0.1)%		(14,891)

Net Assets — 100.0%		$25,109,642

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock High Yield Muni Income Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$306,642	$2,519,370	(a)	$—	$(61)	$(164)	$2,825,787	2,826	$109	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$22,298,746	$—	$22,298,746
Money Market Funds	2,825,787	—	—	2,825,787

	$2,825,787	$22,298,746	$—	$25,124,533

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) January 31, 2022	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.7%
Black Belt Energy Gas District RB, 4.00%, 10/01/52 (Put 09/01/26)(a)(b)	$250	$274,199
Lower Alabama Gas District (The) RB, VRDN,4.00%, 12/01/50 (Put 09/01/25)(a)(b)	250	269,905
Tuscaloosa County Industrial Development Authority RB, Series A, 4.50%, 05/01/32 (Call 05/01/29)(c)	116	120,770

		664,874

Arizona — 1.5%
Arizona Health Facilities Authority RB, Class B, 0.31%, 01/01/46 (Put 11/04/25)(a)	100	100,117
Coconino County Pollution Control Corp. RB, VRDN,1.88%, 09/01/32(a)(b)	260	262,518

		362,635

California — 4.2%
Bay Area Toll Authority RB, Series E, VRDN,0.47%, 04/01/56 (Put 04/01/27)(a)(b)	250	244,966
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35	247	269,888
California Infrastructure & Economic Development Bank RB, Class D, 0.41%, 08/01/47 (Put 08/01/23)(a)	100	98,849
Folsom Ranch Financing Authority ST, 4.00%, 09/01/33 (Call 09/01/27)	215	233,399
Long Beach Bond Finance Authority RB, Class A, 5.00%, 11/15/35	160	207,011

		1,054,113

Colorado — 5.0%
Colorado Health Facilities Authority RB, Series B-2, 2.63%, 05/15/29 (Call 12/15/23)	150	147,114
E-470 Public Highway Authority RB, 0.38%, 09/01/39 (Put 06/01/24)(a)	500	494,899
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(c)(d)	250	211,903
Regional Transportation District RB, Class A, 4.00%, 07/15/35 (Call 01/15/31)	350	396,882

		1,250,798

Delaware — 2.0%
Delaware State Economic Development Authority RB, Class B, VRDN, 1.25%, 10/01/40 (Put 10/01/25)(a)(b)	500	494,488

Florida — 10.7%
Brevard County Health Facilities Authority RB, 4.00%, 11/15/22(c)	200	202,491
Capital Trust Agency Inc. RB, Class A-1, 3.38%, 07/01/31(c)	250	262,406
County of Broward FL Airport System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	185	218,273
Florida Gulf Coast University Financing Corp. RB, 5.00%, 08/01/24	250	272,382
Lakes of Sarasota Community Development District RB 2.75%, 05/01/26	125	124,136
Series B-1, 3.00%, 05/01/26	100	99,309
Mid-Bay Bridge Authority RB, Series A, 5.00%, 10/01/22	250	257,386
Orlando Utilities Commission RB
Series B, VRDN,0.05%, 10/01/39 (Put 01/31/22)(a)(b)	500	500,000
Series B, VRDN,1.25%, 10/01/46 (Put 04/01/28)(a)(b)	250	244,992
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	195	198,055
Tohoqua Community Development District RB, 2.38%, 05/01/26	280	277,944

		2,657,374

Security	Par (000)	Value

Guam — 1.2%
Territory of Guam RB, 5.00%, 11/01/35 (Call 05/01/31)	$250	$305,631

Illinois — 5.0%
Chicago O’Hare International Airport RB, Series D, 5.00%, 01/01/30 (Call 01/01/27)	160	185,056
City of Chicago IL GO, 5.00%, 01/01/27 (Call 01/01/26)	130	145,278
Illinois Finance Authority RB, Class B, 0.76%, 05/01/42 (Put 05/01/25)(a)	500	491,049
State of Illinois GO
Class A, 5.00%, 03/01/32 (Call 03/01/31)	250	300,604
5.50%, 01/01/28	110	130,483

		1,252,470

Indiana — 2.2%
County of Warrick IN RB, VRDN,0.88%, 09/01/55(a)(b)	300	297,438
Indiana Finance Authority RB
Class A, 4.13%, 12/01/26	125	134,785
Class B, 0.36%, 03/01/39 (Put 03/01/26)(a)	110	108,336

		540,559

Iowa — 1.8%
Iowa Finance Authority RB
5.00%, 05/15/48 (Call 05/15/27)	170	184,619
VRDN,1.50%, 01/01/42 (Put 10/01/22)(a)(b)	250	250,634

		435,253

Kentucky — 0.5%
Louisville/Jefferson County Metropolitan Government RB, VRDN,1.75%, 02/01/35(a)(b)	125	126,295

Louisiana — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A, 2.00%, 06/01/30 (Call 04/01/26)	250	247,469
Louisiana Offshore Terminal Authority RB, Class B, VRDN, 0.08%, 09/01/33 (Put 02/01/22)(a)(b)	300	300,000
Parish of St Charles LA RB, VRDN,4.00%, 12/01/40(a)(b)	250	252,547

		800,016

Maryland — 0.4%
Maryland Economic Development Corp. RB, VRDN,0.06%, 02/15/43 (Put 01/31/22)(a)(b)	100	100,000

Massachusetts — 1.1%
Massachusetts Development Finance Agency RB, 5.00%, 10/01/24	260	282,319

Michigan — 2.0%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	219,392
Michigan Finance Authority RB, 4.00%, 09/01/30	250	287,617

		507,009

Minnesota — 2.8%
City of Minneapolis MN RB
Class C, VRDN, 0.10%, 11/15/48 (Put 01/31/22)(a)(b)	200	200,000
Series B, VRDN,0.06%, 12/01/27 (Put 02/01/22)(a)(b)	500	500,000

		700,000

Nevada — 1.6%
County of Clark Department of Aviation RB, 5.00%, 07/01/22	400	407,398

New Hampshire — 2.0%
New Hampshire Business Finance Authority RB, Class A, 0.44%, 10/01/33 (Put 01/31/22)(a)	500	497,552

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 5.7%
Atlantic City Board of Education GO	$175	$193,675
4.00%, 04/01/32 (Call 04/01/29) (AGM SCH BD RES FD)
4.00%, 04/01/33 (Call 04/01/29) (AGM SCH BD RES FD)	175	192,945
4.00%, 04/01/34 (Call 04/01/29) (AGM SCH BD RES FD)	150	164,790
New Jersey Economic Development Authority RB, Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	500	596,021
New Jersey Higher Education Student Assistance Authority RB, Series B, 5.00%, 12/01/23	250	268,232

		1,415,663

New York — 11.2%
Hempstead Town Local Development Corp. RB, 5.00%, 06/01/32 (Call 06/01/31)	250	313,797
Metropolitan Transportation Authority RB
0.83%, 11/01/32 (Put 01/01/26)(a)	500	492,355
VRDN,5.00%, 11/15/48(a)(b)	200	206,450
Series A-1, 5.00%, 11/15/22	250	258,062
New York City Housing Development Corp. RB, 1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	450	435,912
New York Liberty Development Corp. RB, Class A, 2.50%, 11/15/36 (Call 11/15/31)	250	243,268
New York Transportation Development Corp. RB 4.00%, 10/31/34 (Call 10/31/31)	250	282,065
Class A, 5.00%, 12/01/28	250	297,887
Class A, 5.00%, 12/01/29	205	248,316

		2,778,112

North Carolina — 2.2%
North Carolina State Education Assistance Authority RB, 5.00%, 06/01/29	460	548,041

North Dakota — 1.8%
North Dakota Housing Finance Agency RB, VRDN,0.06%, 07/01/36(a)(b)	435	435,000

Ohio — 6.6%
Allen County Port Authority RB, Class A, 4.00%, 12/01/31 (Call 06/01/31)	250	279,478
American Municipal Power Inc. RB, Class A-2, VRDN, 1.00%, 02/15/48 (Put 02/15/24)(a)(b)	500	498,945
Cleveland-Cuyahoga County Port Authority RB, 5.00%, 07/01/30	350	437,713
Ohio Higher Educational Facility Commission RB, Series B, 0.29%, 12/01/42 (Put 12/01/25)(a)	165	164,807
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(c)	250	247,500

		1,628,443

Oregon — 2.7%
Oregon State Facilities Authority RB, Series B, VRDN,0.11%, 08/01/34 (Put 01/31/22)(a)(b)	100	100,000
Port of Morrow OR GOL, Series D, 4.00%, 12/01/30 (Call 12/01/29)	250	283,379
Port of Portland OR Airport Revenue RB, Series 25B, 5.00%, 07/01/29	245	297,150

		680,529

Pennsylvania — 6.1%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	200	216,477
Bethlehem Area School District Authority, Series B, 0.38%, 07/01/31 (Put 11/01/24)(a)	500	482,339
City of Philadelphia PA Airport Revenue RB, 5.00%, 07/01/31 (Call 07/01/30)	465	570,513

Security	Par/ Shares (000)	Value

Pennsylvania (continued)
East Hempfield Township Industrial Development Authority RB, 5.00%, 12/01/29 (Call 12/01/25)	$125	$140,201
Latrobe Industrial Development Authority RB, 5.00%, 03/01/24	100	105,708

		1,515,238

South Carolina — 1.9%
City of Hardeeville SC, 3.00%, 05/01/27(c)	250	247,570
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/15/28 (Call 11/15/27)	210	230,791

		478,361

South Dakota — 0.7%
South Dakota Health & Educational Facilities Authority RB, 5.00%, 11/01/35 (Call 11/01/25)	165	185,153

Texas — 7.5%
Arlington Higher Education Finance Corp. RB, 4.00%, 06/15/31 (Call 06/15/26)	100	101,655
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/27 (Call 01/01/26)	500	568,799
City of Austin TX Airport System Revenue RB, 5.00%, 11/15/27 (Call 11/15/26)	205	239,504
Houston Higher Education Finance Corp. RB
1.75%, 10/01/24 (Call 03/03/22)	115	113,850
2.00%, 10/01/25 (Call 03/03/22)	75	74,343
New Hope Cultural Education Facilities Finance Corp. RB, Class A, 4.00%, 06/15/25	280	303,066
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(c)	250	243,238
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 10/01/34 (Call 10/01/24)	200	216,173

		1,860,628

Virginia — 0.5%
Virginia Beach Development Authority RB, 5.00%, 09/01/30 (Call 09/01/25)	105	118,844

Washington — 2.3%
County of King WA Sewer Revenue RB, Class A, 0.29%, 01/01/40 (Put 01/01/26)(a)	300	294,805
Washington State Convention Center Public Facilities District RB, 4.00%, 07/01/31	250	279,715

		574,520

Total Municipal Debt Obligations — 99.1% (Cost: $24,882,831)		24,657,316

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 0.01%(e)(f)	88	87,565

Total Short-Term Investments — 0.4% (Cost: $87,573)		87,565

Total Investments in Securities — 99.5% (Cost: $24,970,404)		24,744,881

Other Assets, Less Liabilities — 0.5%		135,973

Net Assets — 100.0%		$24,880,854

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Intermediate Muni Income Bond ETF

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$285,161	$—	$(197,594	)(a)	$6	$(8)	$87,565	88	$7	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$24,657,316	$—	$24,657,316
Money Market Funds	87,565	—	—	87,565

	$87,565	$24,657,316	$—	$24,744,881

See notes to financial statements.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities  (unaudited)

January 31, 2022

	BlackRock High Yield Muni Income Bond ETF	BlackRock Intermediate Muni Income Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$22,298,746	$24,657,316
Affiliated(b)	2,825,787	87,565
Receivables:
Interest	197,712	141,358

Total assets	25,322,245	24,886,239

LIABILITIES
Payables:
Investments purchased	206,142	—
Investment advisory fees	6,461	5,385

Total liabilities	212,603	5,385

NET ASSETS	$25,109,642	$24,880,854

NET ASSETS CONSIST OF:
Paid-in capital	$25,125,000	$25,075,000
Accumulated loss	(15,358)	(194,146)

NET ASSETS	$25,109,642	$24,880,854

Shares outstanding	1,000,000	1,000,000

Net asset value	$25.11	$24.88

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$22,399,206	$24,882,831
(b) Investments, at cost — Affiliated	$2,825,951	$87,573

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

	BlackRock High Yield Muni Income Bond ETF	BlackRock Intermediate Muni Income Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$109	$7
Interest — Unaffiliated	433,005	187,195

Total investment income	433,114	187,202

EXPENSES
Investment advisory fees	59,430	51,417

Total expenses	59,430	51,417

Less:
Investment advisory fees waived	(13,778)	(12,971)

Total expenses after fees waived	45,652	38,446

Net investment income	387,462	148,756

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	117,926	12,727
Investments — Affiliated	(61)	6

Net realized gain	117,865	12,733

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,558,607)	(787,764)
Investments — Affiliated	(164)	(8)

Net change in unrealized appreciation (depreciation)	(1,558,771)	(787,772)

Net realized and unrealized loss	(1,440,906)	(775,039)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,053,444)	$(626,283)

See notes to financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Changes in Net Assets

	BlackRock High Yield Muni Income Bond ETF			BlackRock Intermediate Muni Income Bond ETF
	Six Months Ended 01/31/22 (unaudited )	Period From 03/16/21 to 07/31/21	(a)	Six Months Ended 01/31/22 (unaudited )	Period From 03/16/21 to 07/31/21	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$387,462	$225,402		$148,756	$94,867
Net realized gain	117,865	128,701		12,733	67,171
Net change in unrealized appreciation (depreciation)	(1,558,771)	1,458,147		(787,772)	562,249

Net increase (decrease) in net assets resulting from operations	(1,053,444)	1,812,250		(626,283)	724,287

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(639,734)	(134,430)		(228,291)	(63,859)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	25,125,000		—	25,075,000

NET ASSETS
Total increase (decrease) in net assets	(1,693,178)	26,802,820		(854,574)	25,735,428
Beginning of period	26,802,820	—		25,735,428	—

End of period	$25,109,642	$26,802,820		$24,880,854	$25,735,428

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock High Yield Muni Income Bond ETF
	Six Months Ended 01/31/22 (unaudited	)	Period From 03/16/21 to 07/31/21	(a)

Net asset value, beginning of period	$26.80		$25.00

Net investment income(b)	0.39		0.23
Net realized and unrealized gain (loss)(c)	(1.44)		1.70

Net increase (decrease) from investment operations	(1.05)		1.93

Distributions(d)
From net investment income	(0.41)		(0.13)
From net realized gain	(0.23)		—

Total distributions	(0.64)		(0.13)

Net asset value, end of period	$25.11		$26.80

Total Return(e)
Based on net asset value	(3.99	)%(f)	7.75	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.45	%(h)	0.45	%(h)

Total expenses after fees waived	0.35	%(h)	0.32	%(h)

Net investment income	2.93	%(h)	2.31	%(h)

Supplemental Data
Net assets, end of period (000)	$25,110		$26,803

Portfolio turnover rate(i)	10	%(f)	20	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Intermediate Muni Income Bond ETF
	Six Months Ended 01/31/22 (unaudited	)	Period From 03/16/21 to 07/31/21	(a)

Net asset value, beginning of period	$25.74		$25.00

Net investment income(b)	0.15		0.09
Net realized and unrealized gain (loss)(c)	(0.78)		0.71

Net increase (decrease) from investment operations	(0.63)		0.80

Distributions(d)
From net investment income	(0.16)		(0.06)
From net realized gain	(0.07)		—

Total distributions	(0.23)		(0.06)

Net asset value, end of period	$24.88		$25.74

Total Return(e)
Based on net asset value	(2.47	)%(f)	3.22	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.40	%(h)	0.40	%(h)

Total expenses after fees waived	0.30	%(h)	0.29	%(h)

Net investment income	1.16	%(h)	0.99	%(h)

Supplemental Data
Net assets, end of period (000)	$24,881		$25,735

Portfolio turnover rate(i)	15	%(f)	25	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

BlackRock ETF	Diversification Classification
High Yield Muni Income Bond	Non-diversified
Intermediate Muni Income Bond	Non-diversified

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements  (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:

BlackRock ETF	Investment Advisory Fee
High Yield Muni Income Bond	0.45%
Intermediate Muni Income Bond	0.40

Expense Waivers: With respect to each of High Yield Muni Income Bond and Intermediate Muni Income Bond, BlackRock has contractually agreed to waive 0.10% of the management fee through November 30, 2023 and June 30, 2023 respectively. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended January 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

BlackRock ETF	Amounts waived
High Yield Muni Income Bond	$571
Intermediate Muni Income Bond	117

Additionally, for each of High Yield Muni Income Bond and Intermediate Muni Income Bond, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through November 30, 2023 and June 30, 2023 respectively.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (unaudited) (continued)

These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended January 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

BlackRock ETF	Amounts waived
High Yield Muni Income Bond	$13,207
Intermediate Muni Income Bond	12,854

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the period ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

BlackRock ETF	Purchases	Sales
High Yield Muni Income Bond	$2,366,462	$5,253,644
Intermediate Muni Income Bond	3,728,976	4,167,808

There were no in-kind transactions for the period ended January 31, 2022.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Muni Income Bond	$25,224,247	$300,389	$(400,103)	$(99,714)
Intermediate Muni Income Bond	24,971,382	51,505	(278,006)	(226,501)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits

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Notes to Financial Statements  (unaudited) (continued)

supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Period Ended 07/31/21
BlackRock ETF	Shares	Amount	Shares	Amount
High Yield Muni Income Bond Shares sold	—	$—	1,000,000	$25,125,000

Intermediate Muni Income Bond Shares sold	—	$—	1,000,000	$25,075,000

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

As of January 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

BlackRock ETF	Shares
High Yield Muni Income Bond	625,000
Intermediate Muni Income Bond	600,000

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock ETF Trust II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock High Yield Muni Income Bond ETF and BlackRock Intermediate Muni Income Bond ETF (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 18-19, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each exchange-traded fund’s (“ETF’s”) reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs that redeem in-kind generally do not hold more than de minimis amounts of cash, and that ETFs generally do not borrow.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period, other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	25

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
BlackRock ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
High Yield Muni Income Bond(a)	$0.378336	$0.227529	$0.033869	$0.639734	59%	36%	5%	100%
Intermediate Muni Income Bond(a)	0.142451	0.073085	0.012755	0.228291	62	32	6	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will reduce the Fund’s net asset value per share.

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Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at 1-800-474-2737.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports and blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling 1-800-474-2737; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A D D I T I O N A L I N F O R M A T I O N	27

Additional Information  (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, Pennsylvania 19103

Administrator, Custodian and Transfer Agent	Legal Counsel
State Street Bank and Trust Company	Willkie Farr & Gallagher LLP
Boston, MA, 02111	New York, NY 10019

Distributor	Address of the Trust
BlackRock Investments, LLC	100 Bellevue Parkway
New York, NY 10022	Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

FHA	Federal Housing Administration

GO	General Obligation

GOL	General Obligation Limited

RB	Revenue Bond

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	29

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

INCETF-1/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 23, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: March 23, 2022